Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax And Social Contribution
Tax loss carryforwards and negative basis of social contribution		R$ 12,132
Provision for legal and administrative proceedings	515,324	536,550
Provision for expected credit losses	236,537	257,645
Taxes with suspended enforceability	1,553,124	1,230,521
Derivative financial instruments	(118,647)	(274,140)
Capitalized interest - 4G and 5G	(211,522)	(246,621)
Adjustments related to IFRS 16	826,882	730,015
Accelerated depreciation (iii)	(1,035,883)	(990,374)
Fair value adjustment systems	(249,477)	(249,477)
Impairment loss (v)	192,507	269,172
Amortized goodwill cozani	(544,596)	(388,245)
Other assets	273,245	287,234
Other liabilities	(81,890)	(92,779)
Total deferred taxes - Assets	1,355,604	1,081,633
Deferred tax asset	3,597,619	3,323,269
Deferred tax liability	R$ (2,242,015)	R$ (2,241,636)